FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 15) - BRL (R$) R$ in Thousands	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	R$ (23,900,976)		R$ (29,596,521)
Financial liabilities, at fair value	(24,502,316)		(27,142,392)
Financial liabilities at fair value through profit or loss	(613,092)		2,440,791
Trade Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	(12,743,087)		(11,714,624)
Financial liabilities, at fair value	(12,743,087)		(11,714,624)
Supply Chain Finance [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	(1,393,137)		(2,237,975)
Financial liabilities, at fair value	(1,393,137)		(2,237,975)
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortised cost	(16,055,704)	[1]	(22,087,599)
Financial liabilities, at fair value	(23,517,000)	[1]	(25,456,030)
Derivatives Not Designated [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	3,939		2,053
Financial assets at fair value through profit or loss	3,939		2,053
Financial liabilities, at fair value	(6,251)		(233,172)
Financial liabilities at fair value through profit or loss	(6,251)		(233,172)
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	(7,461,296)	[1]	(3,368,431)
Derivatives Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	(250,916)	[2]	(136,132)	[3]
Financial liabilities at fair value through profit or loss	(250,916)	[2]	(136,132)	[3]
Cash And Bank Accounts [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	1,865,077
Financial assets, at fair value	1,865,077		2,193,508
Financial liabilities at amortised cost			2,193,508
Cash Equivalents 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	6,265,852		5,335,312
Financial assets at fair value through profit or loss	6,265,852		5,335,312
Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	379,145
Financial assets, at fair value	824,775		794,268
Financial assets at fair value through profit or loss	433,878		362,293
fair value through other comprehensive income equity instruments	11,752		13,338
Financial liabilities at amortised cost			418,637
fair value through other comprehensive income equity instruments	11,752		13,338
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	89,717
Financial assets, at fair value	89,717		24,964
Financial liabilities at amortised cost			24,964
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	3,918,570
Financial assets, at fair value	4,193,063		4,044,965
Financial assets at fair value through profit or loss	274,493		335,566
Financial liabilities at amortised cost			3,709,399
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortised cost	38,443
Financial assets, at fair value	38,443		97,169
Financial liabilities at amortised cost			97,169
Derivatives Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	127,209	[2]	143,302	[3]
Financial assets at fair value through profit or loss	R$ 127,209	[2]	R$ 143,302	[3]

[1]	The part of the loans and borrowings that is object in a fair value hedge is classified as Fair value through profit and loss. The rest of the loans and borrowings balance is classified as amortized cost and those designated as cash flow or net investment hedge accounting instruments have their gains and losses also affecting Equity.
[2]	All derivatives are classified at fair value through profit and loss. Those designated as hedge accounting instruments have their gains and losses also affecting Equity and Inventories.
[3]	Mainly comprised of donations in Brazil, consultants and expenses with health and safety, which are not associated with the business segments.